Revenue (Tables)	12 Months Ended
Dec. 31, 2021
6. Revenue
Revenue
Florida Canadian Other Gas Utilities Inter-
Electric Electric Electric and Segment
millions of Canadian dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2021

Regulated Electric Revenue
Residential $

1,449 $

797 $

165 $ - $ - $ - $

2,411
Commercial

754

407

232 - - -

1,393
Industrial

215

237

26 - - -

478
Other electric and regulatory
deferrals

289

27 7 - - -

323
Other (1)

17

33

15 1 - (6)

60

Regulated electric revenue

2,724

1,501

445 1 - (6)

4,665
Regulated Gas Revenue
Residential - - -

642 - -

642
Commercial - - -

379 - -

379
Industrial - - -

65 - (2)

63
Finance income (2)(3) - - -

58 - -

58
Other

-

-

-

121 - (2)

119

Regulated gas revenue
- - -

1,265 - (4)

1,261
Non-Regulated

Marketing and trading margin (4) - - - -

102 -

102
Energy sales - - - -

21 (21) -
Other - - -

14 9 -

23
Mark-to-market (3) - - - - (289) 3 (286)

Non-regulated revenue
- - -

14 (157) (18) (161)
Total operating revenues $

2,724 $

1,501 $

445 $

1,280 $ (157) $ (28) $

5,765
(1) Other includes rental revenues, which do not

represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues

from contracts with customers.
(4) Includes gains (losses) on settlement of energy

related derivatives, which do not represent

revenue from contracts with
customers.
Florida Canadian Other Gas Utilities Inter-
Electric Electric Electric and Segment
millions of Canadian dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2020

Regulated Electric Revenue
Residential $

1,365 $

806 $

179 $ - $ - $ - $

2,350
Commercial

678

405

233 - - -

1,316
Industrial

178

224

32 - - -

434
Other electric and regulatory
deferrals

242

31 8 - - -

281
Other (1)

17

28

22 1 - (7)

61

Regulated electric revenue

2,480

1,494

474 1 - (7)

4,442
Regulated Gas Revenue
Residential - - -

495 - -

495
Commercial - - -

275 - -

275
Industrial - - -

54 - -

54
Finance income (2)(3) - - -

61 - -

61
Other

-

-

-

156 - (7)

149

Regulated gas revenue
- - -

1,041 - (7)

1,034
Non-Regulated

Marketing and trading margin (4) - - - -

38 -

38
Energy sales - - - -

16 (16) -
Other - - -

16

21 -

37
Mark-to-market (3) - - - - (46) 1 (45)

Non-regulated revenue
- - -

16

29 (15)

30
Total operating revenues $

2,480 $

1,494 $

474 $

1,058 $

29 $ (29) $

5,506
(1) Other includes rental revenues, which do not

represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues

from contracts with customers.
(4) Includes gains (losses) on settlement of energy

related derivatives, which do not represent

revenue from contracts with
customers.